Allowance for expected credit losses - Schedule of adjustments to impairment allowances (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	£ (603,983)	£ (584,365)
Retail – UK mortgages
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	(323,087)	(312,280)
Accumulated impairment
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	3,201	3,453
Accumulated impairment | Modelled ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	2,622	3,139
Accumulated impairment | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	354	354
Accumulated impairment | Judgemental adjustments £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	225	(40)
Accumulated impairment | Total ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	3,201	3,453
Accumulated impairment | Retail – UK mortgages
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	726	848	£ 1,105
Accumulated impairment | Retail – UK mortgages | Modelled ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	623	720
Accumulated impairment | Retail – UK mortgages | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Retail – UK mortgages | Judgemental adjustments £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	108	132
Accumulated impairment | Retail – UK mortgages | Total ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	731	852
Accumulated impairment | Retail – credit cards
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	514	579
Accumulated impairment | Retail – credit cards | Modelled ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	540	681
Accumulated impairment | Retail – credit cards | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Retail – credit cards | Judgemental adjustments £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	63	(7)
Accumulated impairment | Retail – credit cards | Total ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	603	674
Accumulated impairment | Other Retail | Modelled ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	916	860
Accumulated impairment | Other Retail | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Other Retail | Judgemental adjustments £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	75	90
Accumulated impairment | Other Retail | Total ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	991	950
Accumulated impairment | Commercial Banking
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	824	874
Accumulated impairment | Commercial Banking | Modelled ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	542	877
Accumulated impairment | Commercial Banking | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	354	354
Accumulated impairment | Commercial Banking | Judgemental adjustments £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	(21)	(255)
Accumulated impairment | Commercial Banking | Total ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	875	976
Accumulated impairment | Other
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Other | Modelled ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	1	1
Accumulated impairment | Other | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Other | Judgemental adjustments £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Other | Total ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	£ 1	£ 1